Net (Loss) Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net (loss) income	$ (2,690)	$ 571	$ 192	$ (214)	$ (22)	$ (4,055)	$ 549	$ (2,194)	$ 205
Less: net loss prior to Organizational Transactions									(464)
Net income (loss) attributable to Class A shareholders and participating securities								(2,194)	669
Less: net income allocated to participating securities	0	296				0	285		353
Net (loss) income allocated to Class A shareholders	$ (2,690)	$ 275				$ (4,055)	$ 264	$ (2,194)	$ 316
Weighted average common shares outstanding - basic (in shares)	3,793,000	2,990,000	2,922,000	2,901,000	2,912,000	3,667,000	2,938,000	2,988,000	2,848,000
Unvested restricted stock units (in shares)	0	34,000				0	118,000		43,000
Weighted-average number of shares of common stock outstanding - dilutive	3,793,000	3,044,000	3,113,000	2,901,000	2,912,000	3,667,000	3,080,000	2,988,000	2,891,000
Net loss per common share, basic (in dollars per share)	$ (0.71)	$ 0.09	$ 0.03	$ (0.07)	$ (0.01)	$ (1.11)	$ 0.09	$ (0.73)	$ 0.11
Net loss per common share, diluted (in dollars per share)	$ (0.71)	$ 0.09	$ 0.03	$ (0.07)	$ (0.01)	$ (1.11)	$ 0.09	$ (0.73)	$ 0.11